Shareholders' Deficit - Additional Information (Details)			1 Months Ended					12 Months Ended
	Apr. 02, 2021 shares	Apr. 02, 2021 shares	Feb. 19, 2021 shares	Feb. 16, 2021 shares	Feb. 16, 2021 shares	Dec. 28, 2020 shares	Dec. 28, 2020 shares	Dec. 31, 2022 $ / shares shares	Mar. 31, 2023 $ / shares shares	Dec. 31, 2021 $ / shares shares
Shareholders' Deficit (Details) [Line Items]
Ordinary shares authorized								46,430,391	900,000,000	95,000,000
Ordinary shares, par value | $ / shares								$ 0.00001	$ 0.00001	$ 0.0001
Common stock, shares issued (in shares)								6,231,947	50,693,308	12,751,023
Common stock, shares outstanding (in shares)								6,231,947	50,693,308	9,184,092
PATHFINDER ACQUISITION CORPORATION [Member]
Shareholders' Deficit (Details) [Line Items]
Preference shares authorized								1,000,000		1,000,000
Preference shares par value | $ / shares								$ 0.0001		$ 0.0001
Preference shares issued or outstanding, description								As of December 31, 2022 and 2021, there were no preference shares issued or outstanding.
Number of vote for each share								1
Common stock, shares issued (in shares)								32,500,000		32,500,000
Common stock, shares outstanding (in shares)								32,500,000		32,500,000
Forfeited shares				1,125,000	1,125,000
Issued and outstanding shares percentage				20.00%	20.00%
Class A Ordinary Shares [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares authorized								300,000,000		300,000,000
Ordinary shares, par value | $ / shares								$ 0.0001		$ 0.0001
Ordinary shares, vote								one
Common stock, shares issued (in shares)								0		0
Common stock, shares outstanding (in shares)								0		0
Class B Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Common stock, shares issued (in shares)								8,125,000		8,125,000
Common stock, shares outstanding (in shares)								8,125,000		8,125,000
Class B Ordinary Shares [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares authorized								30,000,000		30,000,000
Ordinary shares, par value | $ / shares								$ 0.0001		$ 0.0001
Common stock, shares issued (in shares)								8,125,000		8,125,000
Common stock, shares outstanding (in shares)								8,125,000		8,125,000
Issuance of shares (in Shares)						7,906,250	7,906,250
Share dividend				718,750	718,750
Ordinary shares, shares outstanding (in Shares)				8,625,000	8,625,000
Forfeited shares	500,000	500,000
Class B Ordinary Shares [Member] | Minimum [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, shares outstanding (in Shares)				8,625,000	8,625,000
Class B Ordinary Shares [Member] | Maximum [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, shares outstanding (in Shares)				8,625,000	8,625,000
Over-Allotment Option [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Shareholders' Deficit (Details) [Line Items]
Issuance of shares (in Shares)			2,500,000